Average Annual Total Returns (Growth Equity Trust)	12 Months Ended
May 01, 2011
Russell 1000 Growth Index
Average Annual Total Returns
One Year	16.71%
Since Inception	1.24%
Date of Inception	Apr. 28, 2008
Series NAV, Growth Equity Trust
Average Annual Total Returns
One Year	17.07%
Since Inception	(2.84%)
Date of Inception	Apr. 28, 2008